Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 27, 2015	Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	Go EZ CORPORATION
Entity Central Index Key	0000314197
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 210
Entity Common Stock, Shares Outstanding		1,500,878
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014